Supplement Dated May 12, 2014
To The Prospectuses Dated April 28, 2014 For

ELITE ACCESS® and ELITE ACCESS BROKERAGE EDITIONSM
FLEXIBLE PREMIUM FIXED AND VARIABLE DEFERRED ANNUITY

Issued by
Jackson National Life Insurance Company® and through
Jackson National Separate Account – I

ELITE ACCESS® and ELITE ACCESS BROKERAGE EDITIONSM
FLEXIBLE PREMIUM FIXED AND VARIABLE DEFERRED ANNUITY

Issued by
Jackson National Life Insurance Company of New York® and through
JNLNY Separate Account I

This supplement updates the above-referenced prospectuses.  Please read and keep it together with your prospectus for future reference.  To obtain an additional copy of a prospectus, please contact us at our Annuity Service Center, P.O. Box 30314, Lansing, Michigan, 48909-7814; 1-800-644-4565; www.jackson.com (or for contracts issued in New York, please contact us at our Jackson of NY Service Center, P.O. Box 30313, Lansing, Michigan, 48909-7813; 1-800-599-5651; www.jackson.com).

Under the section titled "FEES AND EXPENSES TABLES", in the subsection titled "Total Annual Fund Operating Expenses", the information for the following Funds is revised to read as follows:

Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses
Curian Variable Series Trust
Curian Guidance – Growth	0.15%R	0.00%	0.12%Q	1.16%	1.43%
Curian Guidance – Institutional Alt 100 Conservative	0.15%R	0.00%	0.12%Q	1.64%	1.91%
Curian Guidance – Institutional Alt 100 Growth	0.15%R	0.00%	0.12%Q	1.59%	1.86%
Curian Guidance – Real Assets	0.15%R	0.00%	0.12%Q	1.16%	1.43%
Curian Guidance – Interest Rate Opportunities	0.15%R	0.00%	0.12%Q	1.28%	1.55%
Curian Guidance – Multi-Strategy Income	0.15%R	0.00%	0.12%Q	1.06%	1.33%
Curian Guidance – International Opportunities Conservative	0.15%R	0.00%	0.12%Q	1.13%	1.40%
Curian Guidance – International Opportunities Moderate	0.15%R	0.00%	0.12%Q	1.24%	1.51%
Curian Guidance – International Opportunities Growth	0.15%R	0.00%	0.12%Q	1.31%	1.58%

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(To be used with JMV8037 04/14, JMV8037BE 04/14, JMV8037NY 04/14 and JMV8037BENY 04/14)

CMV13043 05/14